INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 29,500
Effective Statutory tax rate	23.00%	24.00%	25.00%
Preferred income subject tax rate	7.50%
Percentage of Reund	50.00%
Non-cash income tax benefit	$ 13,000
Tower [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	1,100,000
Net operating loss carryforwards, annual utilization amount	$ 1,100,000
Effective Statutory tax rate	7.50%	7.50%
Tower US Holdings [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		$ 107,000
Tower US Holdings [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 7,300
Jazz [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards, annual utilization amount	$ 2,100
Minimum [Member]
Tax Credit Carryforward [Line Items]
Effective Statutory tax rate	21.00%
Maximum [Member]
Tax Credit Carryforward [Line Items]
Effective Statutory tax rate	35.00%